Schedule of Due from Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transactions Schedule Of Due From Related Parties 1		6,000
Related Party Transactions Schedule Of Due From Related Parties 2		0
Related Party Transactions Schedule Of Due From Related Parties 3	0
Related Party Transactions Schedule Of Due From Related Parties 4		0
Related Party Transactions Schedule Of Due From Related Parties 5		1,263
Related Party Transactions Schedule Of Due From Related Parties 6	203
Related Party Transactions Schedule Of Due From Related Parties 7		6,000
Related Party Transactions Schedule Of Due From Related Parties 8		1,263
Related Party Transactions Schedule Of Due From Related Parties 9	$ 203